Expense Example - U.S. Equity Haven ETF - U.S. Equity Haven ETF Class	Nov. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271